Shareholder's Equity (Tables)	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Schedule of Stock Option Activity

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
Outstanding at January 17, 2014	-	-	-
Granted	600,000	$0.70	5.93
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at June 30, 2014	600,000	$0.70	5.93
Exercisable at June 30, 2014	-	-	-